Finance income, net (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)
Finance expense income [Abstract]
Interest income	₨ 965		₨ 826		₨ 888
Fair value changes and profit on sale of financial instruments measured at FVTPL, net	277		557		929
Foreign exchange gain	1,835		1,240		639
Miscellaneous income, net	0		0	[1]	5
Finance income	3,077	$ 41	2,623		2,461
Interest expense	(958)		(970)		(983)
Finance expense	(958)	(13)	(970)		(983)
Finance income, net	₨ 2,119	$ 28	₨ 1,653		₨ 1,478

[1]	Rounded to the nearest million.